COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11:- COMMITMENTS AND CONTINGENT LIABILITIES

a.      Royalty commitments to the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade ("OCS"):

Under the research and development agreements between the Parent Company and the OCS and the Parent Company's Israeli subsidiary and the OCS and pursuant to applicable laws, the Parent Company and its Israeli subsidiary are required to pay royalties at the rate of 3.5% of revenues derived from sales of products developed with funds provided by the OCS and ancillary services, up to an amount equal to 100% of the OCS research and development grants received, linked to the U.S. dollars plus interest on the unpaid amount received based on the 12-month LIBOR rate applicable to U.S. dollar deposits. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales no payment is required. During 2013 and 2014 the Parent Company's Israeli subsidiary received $32 and $118, respectively, from the OCS.

Royalties paid to the OCS amounted to $ 178, $ 123 and $ 83 for the years ended December 31, 2012, 2013 and 2014, respectively. As of December 31, 2014, the Parent Company and its Israeli subsidiary had remaining contingent obligations to pay royalties in the amount of approximately $ 1,078.

b.       Royalty commitments to a third party:

During 2002, the Company entered into a development agreement for planning, developing and manufacturing a security system with a third party. Under the agreement, the Company agreed to pay the third party royalty fees based on a defined formula. Under this agreement, the Company also committed to purchase a certain volume of products at a minimum amount of approximately $ 300 over 2.5 years after achievement of certain milestones. As of December 31, 2014, royalty commitments under the agreement amounted to $ 55.

c.       Lease commitments:

The Company rents certain of its facilities and some of its motor vehicles under various operating lease agreements, which expire on various dates, the latest of which is in 2029.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2015	$997
2016	670
2017	363
2018	287
2019	240
2020 and there after	1,141
$3,698

Total rent expenses for the years ended December 31, 2012, 2013 and 2014 were approximately $ 904, $ 1,077 and $ 1,135, respectively.

d.       Guarantees:

As of December 31, 2014, the Company obtained bank performance guarantees and advance payment guarantees and bid bond guarantees from several banks, mainly in Israel and Canada, in the aggregate amount of $ 4,111.

e.       Restricted deposits:

In connection with a project in Africa, the Company was required to maintain restricted deposits in order to guarantee the Company's performance under that project in the amount of $ 4,280. The deposits for the project bear an average interest at rate of 1.5% and were released to the Company in two parts, during 2012 and 2013, after meeting the remaining predetermined milestones.

In addition, in connection with the short-term bank credit the Company required to maintain restricted deposits in the amount of $ 2,571. As of December 31, 2014, the deposits bear an average interest at rate of 0.16%.  The remaining $ 273 relates mainly to several projects.

 f.      Legal proceedings:

The Company is subject to legal proceedings arising in the normal course of business. Based on the advice of legal counsel, management believes that these proceedings will not have a material adverse effect on the Company's financial position or results of operations.

  g.     Charges:

As collateral for all of the Company liabilities to banks:

In January 2010, the Company approved a new credit arrangement and created in favor of its bank's a first degree fixed charge over its unissued share capital and its goodwill and a first degree floating charge over its factory, business, and all of its assets and rights.